Asset Retirement Obligations (Table)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Asset retirement obligations
(Dollars in thousands)	2012	2011
Balance, beginning of period	$143,402	$128,709
Additional liabilities accrued	5,578	2,105
Revisions in estimated cash outflows (1)	22,588	5,888
Disposition of assets	(2,674)	(1,323)
Accretion expense (2)	10,713	8,023
Balance, end of period	$179,607	$143,402

(1)	In 2012, included $14.9 million as a result of changes in expected settlement dates related to the Divestiture Transaction.

(2)	In 2012, included $0.2 million of incremental accretion related to the Divestiture Transaction.